SHARE-BASED COMPENSATION - Key Assumptions Used to Calculate Grant-date Fair Values (Details)	12 Months Ended
Dec. 31, 2025 EUR (€) € / shares
Equity Incentive Plan 2025 - 2027, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 365.2
Grant date share price (in Euros per share) | € / shares	€ 384.3
Expected Volatility, Other Equity Instruments Granted	2543.00%
Expected Dividend As Percentage, Equity Instruments Other Than Options Granted	64.00%
Risk Free Interest Rate, Other Equity Instruments Granted	240.00%
Equity Incentive Plan 2025 - 2027, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 376.95